Transactions with Related Parties (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			6 Months Ended			6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Related Party 1 [Member]	Jun. 30, 2011 Related Party 1 [Member]	Dec. 31, 2011 Related Party 1 [Member]	Jun. 30, 2012 Related Party 2 [Member]	Jun. 30, 2011 Related Party 2 [Member]	Dec. 31, 2011 Related Party 2 [Member]	Jun. 30, 2012 Related Party 3 [Member]	Mar. 29, 2012 Related Party 3 [Member]
Related Party Transaction [Line Items]
Commissions to related parties	$ 1,423	$ 2,092		$ 1,228	$ 1,900		$ 195	$ 192
Due to related parties	680		486	588		365	92		121
Other current liabilities (Back Stop Agreement) (Note 3)	4,064		0							4,064	5,300
Related Party Commission Rate				1.25%	1.25%		1.00%	1.00%
Guarantee Provided By Related Party										$ 20,000